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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02704


                   	  Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Tax-Free Income Fund
Schedule of Investments  9/30/08

 Shares                                                              Value

          Common Stock - 0.4 %
          Transportation - 0.4 %
          Airlines - 0.4 %
 163,611  Northwest Airlines *                                  $ 1,477,407
          Total Common Stock
Principal (Cost  $4,839,466)                                    $ 1,477,407
 Amount
          Municipal Bonds - 97.1 %
          No State - 1.1 %
5,000,000 Northern Mariana Islands 5.0%, 6/1/17                 $ 4,620,800
                                                                $ 4,620,800
          Alabama - 0.4 %
 725,000  Madison Alabama Water & Waste Water Board, 4.6%, 12/1/$   758,082
 330,000  Mobile Alabama Regulations & Import Weights General, 0    333,029
 500,000  Southeast, Alabama Gas District, 5.3%, 6/1/12             531,950
                                                                $ 1,623,061
          Arizona - 4.9 %
10,000,000Phoenix Arizona Civic Import Corp., Floating Rate Note$ 6,697,300 4,000,000 Phoenix Arizona Civic Import Corp. District Revenue, 0 2,892,320 8,005,000 Phoenix Arizona Civic Import Corp. District Revenue, 0 5,742,467 5,000,000 Pima County Arizona Development Authority, 5.0%, 9/1/3 4,487,100
                                                                $19,819,187
          California - 10.7 %
1,470,000 California Municipal Finance Authority, 5.875%, 10/1/3$ 1,348,563
1,000,000 California State, 4.25%, 8/1/33                           780,820
5,000,000 California Statewide Communities Development, 5.0%, 3/ 4,357,800 4,875,000 California Statewide Communities Development Authority 4,002,424 5,125,000 California Statewide Communities Development Authority 4,058,129 20,000,000Foothill Eastern Transportation Corridor Agency Toll R 6,841,600 1,000,000 Franklin-McKinley California School District, 6.0%, 7/ 1,122,550
4,525,000 Golden State Tobacco Securitization, 7.8%, 6/1/42       5,252,077
1,000,000 Golden State Tobacco Securitization, 7.875%, 6/1/42     1,163,710
3,000,000 Golden State Tobacco Securitization, 7.9%, 6/1/42       3,494,160
12,000,000Golden State Tobacco Security Corp. California, 5.125%  8,045,160
1,175,000 Lucia Mar University School District, 0.0%, 8/1/20        605,454
 130,000  Sacramento California Municipal Utility District, 5.5%    133,770
1,505,000 Santa Maria California Joint, 0.0%, 8/1/27                466,249
3,600,000 Saugus California University School District 0.0%, 8/1  1,487,484
                                                                $43,159,950
          Colorado - 2.5 %
2,750,000 Colorado Health Facilities Revenue, 5.25%, 11/15/35   $ 2,373,470
2,500,000 Colorado Health Facilities Revenue, 5.25%, 6/1/36       2,038,050
   5,000  Colorado Housing Finance Authority, Series A-3, 7.0%,       5,132
  10,000  Colorado Housing Finance Authority, Series B-2, 7.45%,     10,164
  55,000  Colorado Housing Finance Authority, Series B-3, 6.55%,     56,376
3,575,000 Douglas County School District Regional, 7.0%, 12/15/1  4,133,558
10,000,000E-470 Public Highway Authority Colorado, 0.0%, 9/1/38   1,329,100
                                                                $ 9,945,850
          Connecticut - 0.2 %
1,000,000 Connecticut State Health & Education, 5.5%, 7/1/17    $   974,860
                                                                $   974,860
          District of Columbia - 2.0 %
8,825,000 District of Columbia Tobacco Settlement Financing Corp$ 8,027,485
                                                                $ 8,027,485
          Florida - 5.0 %
1,000,000 Dade County Florida General, 7.7%, 10/1/12            $ 1,149,760
 500,000  Halifax Hospital Medical Center Florida, 5.375%, 6/1/4    398,800
5,435,000 Lee County Florida Industrial Development Authority, 4 5,050,582 1,535,000 Marion County Florida Hospital District Development, 5 1,496,502
16,205,000Tampa-Hillsborough County Florida, 4.0%, 7/1/34        12,163,149
                                                                $20,258,793
          Georgia - 1.4 %
4,000,000 Houston County Georgia Hospital Authority Revenue, 5.0$ 3,309,800
15,000,000Main Street Natural Gas, Inc., Georgia, 5.5%, 7/15/17   1,950,000
4,500,000 Main Street Natural Gas, Inc., Georgia, 6.375%, 7/15/3    585,000
                                                                $ 5,844,800
          Iowa - 0.1 %
 500,000  Altoona Iowa Urban Renewal Tax, 5.625%, 6/1/23        $   457,650
                                                                $   457,650
          Illinois - 6.4 %
 495,000  Chicago Illinois Tax Increment, 5.0%, 11/15/10        $   492,119
4,000,000 Chicago Illinois O'Hare International Airport, 5.5%, 1  2,039,280
 150,000  Chicago Illinois Single Family Mortgage, 6.45%, 9/1/29    151,235
10,775,000Illinios Financial Authority, 5.0%, 5/1/25              8,779,578
5,000,000 Illinois Finance Authority, 5.0%, 4/01/31               4,160,850
5,000,000 Illinois Finance Authority, 5.0%, 4/1/36                4,066,600
1,145,000 Illinois Housing Development Authority Revenue Multi-F
          7.0%, 7/1/23                                            1,350,482
20,000,000Metropolitan Pier & Exposition Authority Illinois Dedi
          Floating Rate Note, 6/15/39                             3,216,800
3,000,000 Will County Illinois Forest Presvation District, 0.0%,  1,748,790
                                                                $26,005,734
          Indiana - 2.6 %
 250,000  East Chicago Indiana Exempt Facilities, 7.0%, 1/1/14  $   248,385
2,000,000 Indiana Health & Educational Facility Authority, 5.0%, 1,616,260 5,000,000 Indiana Health & Educational Facility Authority, 5.0%, 3,983,450 2,500,000 Indiana Health & Educational Facility Authority, 5.25% 2,066,450 1,400,000 Indianapolis Local Public Improvement Board Board Reve 1,535,576 1,000,000 Lawrence Township Metropolitan School District Revenue 1,126,390
                                                                $10,576,511
          Kentucky - 1.5 %
 335,000  Kentucky Economic Development Finance, 6.25%, 10/1/12 $   347,703
7,000,000 Louisville & Jefferson County Kentucky Metropolitan Government Health
          Systems Revenue, 5.25%, 10/1/36                         5,800,550
                                                                $ 6,148,253
          Lousiana - 4.2 %
 355,000  Louisiana Public Facilities Authority Revenue, 6.25%, $   341,631
11,000,000Louisiana Public Facilities Authority, 5.5%, 5/15/47    9,300,390
1,085,000 Lousiana Local Government Environmental Community, 5.2 1,120,762 8,000,000 St John Baptist Parish Louisiana Revenue, 5.125%, 6/1/ 6,154,400
                                                                $16,917,183
          Massachusetts - 10.2 %
1,680,000 Mass Development Finance Agency, 5.25%, 10/1/29       $ 1,463,750
3,320,000 Mass Development Finance Agency, 5.25%, 10/1/37         2,807,923
6,820,000 Mass Development Finance Agency, 5.25%, 2/1/30          6,377,928
2,635,000 Mass Development Finance Agency, 6.25%, 10/15/17        2,342,067
5,000,000 Massachusetts State Health, 5.25%, 7/1/38               4,147,300
5,000,000 Massachusetts State Health, 5.5%, 6/1/35                4,890,150
2,000,000 Massachusetts Health & Educational Facilites Authority 1,986,720 1,000,000 Massachusetts Health & Educational Facilities Authorit 1,028,830 2,000,000 Massachusetts Health & Educational Facilities Authorit 2,009,220 2,500,000 Massachusetts Health & Educational Facilities, 5.5%, 7 2,029,625 1,250,000 Massachusetts Health & Educational Facilties Authority 1,197,638 1,145,000 Massachusetts Health & Educational Facitilties Authori 1,096,612
  40,000  Massachusetts State Health & Educational, 6.0%, 7/1/18     41,004
8,170,000 Massachusetts State Dedicated Tax, 5.5%, 1/1/29         7,917,220
1,500,000 Massachusetts State Development Finance Agency, 6.375%  1,704,885
 200,000  Massachusetts State Health and Educational Facilities,    197,304
                                                                $41,238,176
          Michigan - 0.4 %
1,500,000 John Tolfree Health System, 6.0%, 9/15/23             $ 1,340,505
 400,000  Michigan State Trunk Line, 5.5%, 11/1/10                  421,608
                                                                $ 1,762,113
          Minnesota - 1.4 %
5,000,000 Becker, Minnesota Pollution Control Revenue Northern States Power
          A Conversions, 8.5%, 4/1/30                           $ 5,500,100
                                                                $ 5,500,100
          Missouri - 0.1 %
 270,000  Missouri State Housing Development Common Mortgage Revenue, Single
          Family, Series B-2, 6.4%, 3/1/29                      $   274,884
                                                                $   274,884
          Mississippi - 2.4 %
1,800,000 Columbus Mississippi Industrial Development Revenue, 5$ 1,811,682 7,950,000 Lowndes County Mississippi Solid Waste Disposal & Pollution Control
          Revenue, 6.8%, 4/1/22                                   7,927,740
                                                                $ 9,739,422
          Montana - 0.1 %
 500,000  Forsyth Pollution Control Revenue, 5.2%, 5/1/33       $   501,925
                                                                $   501,925
          North Carolina - 0.4 %
2,250,000 North Carolina Capital Facilities Finance, 4.5%, 10/1/$ 1,707,683
                                                                $ 1,707,683
          North Dakota - 0.2 %
 280,000  North Dakota State Housing Finance Agency Revenue, 5.8$   282,878
 545,000  North Dakota State Housing Finance Agency Revenue, 6.0    548,423
                                                                $   831,301
          Nebraska - 0.4 %
1,650,000 Nebraska Investment Finance Authority Single Family, Floating
          Rate Note, 3/1/26                                     $ 1,669,173
                                                                $ 1,669,173
          New Hampshire - 2.8 %
5,000,000 New Hampshire Health & Educational Facilities, 5.0%, 1$ 4,043,200 5,000,000 New Hampshire Health & Education Facilities, 5.0%, 10/ 4,126,150 1,250,000 New Hampshire Health & Education Facilities Authority
          10/1/31                                                 1,165,638
2,000,000 New Hampshire Health & Educational Facilities Authorit
          7/1/22                                                  1,920,880
 130,000  New Hampshire State Housing Finance Authority, 6.125%,    131,864
                                                                $11,387,732
          New Jersey - 4.4 %
 500,000  New Jersey Economic Development Authority, 5.3%, 11/1/$   391,030
 450,000  New Jersey Economic Development Authority, 5.375%, 11/    336,087
5,060,000 New Jersey Economic Development Authority Special Faci
          11/15/30                                                4,161,445
4,140,000 New Jersey Health Care Facilities Financing Authority, 3,165,982 1,000,000 Tobacco Settlement Financing Corp., New Jersey, 6.25%, 1,108,820 5,215,000 Tobacco Settlement Financing Corp., New Jersey, 6.75%, 5,893,419
4,500,000 Tobacco Settlement Financing Corp., 5.0%, 6/1/41        2,835,900
                                                                $17,892,683
          Nevada - 2.1 %
10,000,000Reno Nevada Hospital Revenue, 5.25%, 6/1/41           $ 8,325,600
                                                                $ 8,325,600
          New York - 2.9 %
1,000,000 Albany Individual Development, 6.0%, 7/1/19           $   950,510
 400,000  Metropolitan Transportation Authority New York, 5.5%,     430,748
2,000,000 New York City Transportation Finance Authority Revenue
          Floating Rate Note, 11/1/26                             2,117,540
4,400,000 New York State Dormitory Authority, 0.0%, 7/1/39        3,213,364
5,515,000 New York State Dormitory Authority, 5.24%, 7/1/24       5,144,668
                                                                $11,856,830
          Ohio - 1.3 %
5,000,000 Lake County Ohio Hospital Municipal, 6.0%, 8/15/43    $ 4,503,750
 400,000  Ohio State Building Authority Reference, 5.5%, 10/1/11    426,848
 500,000  Ohio State Building Authority Revenue, 6.0%, 10/1/08      500,050
                                                                $ 5,430,648
          Oklahoma - 0.4 %
1,530,000 Moore Oklahoma General Obligation, 5.75%, 4/1/12      $ 1,616,139
                                                                $ 1,616,139
          Oregon - 0.8 %
 315,000  Klamath Falls Inter-Community Hospital Authority Reven$   348,144
 185,000  Klamath Falls Inter-Community Hospital Authority Reven    183,707
1,000,000 Portland Urban Development, 5.75%, 6/15/08              1,026,250
1,650,000 Wasco County School District, 5.5%, 6/15/19             1,760,237
                                                                $ 3,318,338
          Pennsylvania - 4.4 %
4,000,000 Allentown Pennsylvania Area Hospital Authority, 6.0%, $ 3,708,160
1,000,000 Columbia County Pennsylvania Hospital Authority, 5.8%,    840,150
1,000,000 Montgomery County Pennsylvania Industrial, 5.0%, 12/1/    837,070
1,000,000 Montgomery County Pennsylvania Industrial, 5.0%, 12/1/    797,240
15,000,000Philadelphia Pennsylvania Hospital, 5.0%, 7/1/34       10,657,200
 500,000  Philadelphia Pennsylvania Parking, 4.875%, 9/1/09         510,995
  65,000  Sayre Pennsylvania Health Care Facilities Authority, 5     63,241
 185,000  Sayre Pennsylvania Health Care, 5.75%, 12/1/21            200,640
                                                                $17,614,696
          Puerto Rico - 1.3 %
5,000,000 Puerto Rico Electric Power, 0.0%, 7/1/17*             $ 3,174,000
3,305,000 Puerto Rico Electric Power, 0.0%, 7/1/17*               2,098,014
                                                                $ 5,272,014
          Rhode Island - 0.6 %
 250,000  Rhode Island State Health & Education Facilities Autho$   278,818
 415,000  Rhode Island State Health & Educational Building Corp.    456,160
  65,000  Rhode Island State Health & Educational Building Corp.     65,781
2,100,000 Tobacco Settlement Financing Corp., 6.25%, 6/1/42       1,779,078
                                                                $ 2,579,837
          South Carolina - 0.9 %
 500,000  South Carolina Jobs Economic Development Authority, 6.$   520,050
  45,000  South Carolina Housing Finance & Development Authority
          Series A-1, 6.2%, 7/1/09                                   45,104
 440,000  South Carolina Jobs Economic, 6.875%, 8/1/27              502,401
2,500,000 Tobacco Settlement Revenue Management, 6.375%, 5/15/30  2,580,825
                                                                $ 3,648,380
          South Dakota - 0.0 %
  65,000  South Dakota Conservancy District Revenue, 5.625%, 8/1$    65,119
                                                                $    65,119
          Tennessee - 2.3 %
1,000,000 Johnson City Tennessee Health & Education, 5.5%, 7/1/3$   835,350
1,000,000 Knox County Health Facility, 6.375%, 4/15/22            1,011,520
1,500,000 Knox County Health Facility, 6.5%, 4/15/31              1,494,675
1,000,000 Metro Government Nashville/Davidson County Tennessee,   1,145,470
5,960,000 Sumner Coutny Tennessee Health Educational, 5.5%, 11/1  4,859,784
                                                                $ 9,346,799
          Texas - 8.2 %
3,000,000 Brazos River Authority Pollution Control Revenue, 7.7%$ 2,689,650 13,885,000Dallas-Fort Worth Texas International Airport, 6.0%, 1 9,351,686
1,000,000 Harris County Health Facilties Development Authority,   1,091,450
5,000,000 North Texas Authority North, 5.75% 1/1/38               4,499,300
  10,000  San Antonio Texas General, 4.75%, 2/1/19                   10,081
 505,000  San Antonio Texas General, 4.75%, 2/1/19                  505,106
 300,000  San Felipe Del Rio Texas Conservation, 5.0%, 8/15/12      313,146
2,050,000 Texas Keller Independent School District General Oblig 1,934,790 2,750,000 Texas Public Finance Authority Building Revenue, 0.0%, 2,637,965
3,500,000 Texas State, Floating Rate Note, 9/30/11                4,068,050
 500,000  Tomball Texas Independent Schools, 5.0%, 2/15/11          522,860
3,500,000 Weslaco Health Facilities, 6.25%, 6/1/25                3,500,770
2,000,000 Weslaco Health Facilities, 6.25%, 6/1/32                1,942,120
  20,000  Whitehouse Texas Independent School District, 4.8%, 2/     20,023
                                                                $33,086,997
          Virginia - 2.1 %
2,450,000 Henrico County Virginia, Floating Rate Note, 8/23/27  $ 2,498,216
9,490,000 Tobacco Settlement Financing Corp., 5.0%, 6/1/47        6,032,983
                                                                $ 8,531,199
          Washington - 3.1 %
 300,000  King County Washington School District No. 415, 5.5%, $   324,390
1,000,000 Pierce County Wash School District, 4.0%, 12/1/09       1,018,120
 500,000  Renton Washington Water & Sewer, 4.4%, 12/1/15            521,620
2,250,000 Snohmish County Public Utlility District Revenue, 5.7% 2,401,763 2,500,000 Snohomish County Public Utility District Revenue, 6.8% 2,868,975 3,500,000 Tobacco Settlement Authority Washington, 6.625%, 6/1/3 3,180,553
2,500,000 Washington State Housing, 5.25%, 1/1/17                 2,252,175
                                                                $12,567,596
          Wisconsin - 0.4 %
1,430,000 Adams-Friendship School District, 6.5%, 4/1/16        $ 1,633,174
                                                                $ 1,633,174
          TOTAL MUNICIPAL BONDS
          (Cost  $455,567,121)                                  $391,778,675

          TOTAL INVESTMENT IN SECURITIES - 97.5%
          (Cost  $460,406,587)                                  $393,256,082

          OTHER ASSETS AND LIABILITIES - 2.5%                   $10,130,672

          TOTAL NET ASSETS - 100.0%                             $403,386,756

    (a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $460,406,587 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost               $ 13,030,527

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                (80,181,032)

          Net unrealized loss                                     $(67,150,505)

          FAS 157 Footnote Disclosures
          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of September
              30, 2008, in valuing the Fund's assets:

Valuation Inputs                              Investments    Other Financial
                                               in Securities  Instruments
Level 1 - Quoted Prices                        $1,477,407          0
Level 2 - Other Significant Observable Inputs  391,778,675         0
Level 3 - Significant Unobservable Inputs              0           0
Total                                          $393,256,082        0


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 28, 2008

* Print the name and title of each signing officer under his or her signature.